Description of Business and Summary of Significant Accounting Policies - Summary Of Property Plant Equipment Useful Lives (Detail)	12 Months Ended
Dec. 31, 2019
Computer hardware and software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Furnitures and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Vehicles
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Property, Plant and Equipment, Estimated Useful Lives	Lesser of lease term or 10 years
Maximum [Member] | Demonstration units and fleet
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Demonstration units and fleet
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years